TAXES ON INCOME (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Jan. 04, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation Allowance [Line Items]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent		26.50%	26.50%
Operating Loss Carryforwards		$ 4,877
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		$ 1,587
Subsequent Event [Member]
Valuation Allowance [Line Items]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	25.00%
Maximum [Member]
Valuation Allowance [Line Items]
Operating Loss Carry forwards Expiration Period		2035
Minimum [Member]
Valuation Allowance [Line Items]
Operating Loss Carry forwards Expiration Period		2031
Domestic Tax Authority [Member]
Valuation Allowance [Line Items]
Operating Loss Carryforwards		$ 18,675